                                                            RULE NO. 497(e)
                               BLACKROCK FUNDSSM            FILE NO. 33-26305

                      THE BOND PORTFOLIOS/INVESTOR CLASSES
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The section "Who Manages The Fund?" has been amended as follows:

                  The Portfolios and their portfolio managers are as follows:

 BLACKROCK FUNDS PORTFOLIO                    PORTFOLIO MANAGER
 -------------------------                    -----------------
 Low Duration Bond            Robert S. Kapito; Vice Chairman of BlackRock
                              since 1988; Portfolio co-manager since its
                              inception.
                              Scott Amero; Managing Director of BlackRock since
                              1990; Portfolio co-manager since its inception.
                              Jody Kochansky; Vice President of BlackRock since
                              1992; Portfolio co-manager since 1995.
 Intermediate Government Bond Robert S. Kapito and Scott Amero (see above) and
                              Michael P. Lustig; Mr. Lustig has been Vice
                              President of BlackRock since 1989; Messrs.
                              Kapito, Lustig and Amero have been Portfolio co-
                              managers since 1995.
 Intermediate Bond            Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.
 Core Bond                    Keith Anderson; Managing Director of BlackRock
                              since 1988; Portfolio manager since June 1997.
 Government Income            Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.
 Managed Income               Keith Anderson (see above); Portfolio manager
                              since June 1997.
 International Bond           Andrew Gordon; Portfolio manager at BlackRock
                              since 1996; responsible for non-dollar research
                              at Barclay Investments from 1994 to 1996 and at
                              CS First Boston from 1986 to 1994; Portfolio
                              manager since January 1997.
 Tax-Free Income              Kevin Klingert; Portfolio manager at BlackRock
                              since 1991; prior to joining BlackRock, Assistant
                              Vice President, Merrill Lynch, Pierce, Fenner &
                              Smith; Portfolio manager since 1995.
 Pennsylvania Tax-Free Income Kevin Klingert (see above); Portfolio manager since 1995.
 New Jersey Tax-Free Income   Kevin Klingert (see above); Portfolio manager
                              since 1995.
 Ohio Tax-Free Income         Kevin Klingert (see above); Portfolio manager
                              since 1995.

This Supplement is dated April 13, 1998.

                                                RULE NO. 497(e)
                                                FILE NO. 33-26305



                               BLACKROCK FUNDSSM

                    THE BOND PORTFOLIOS/INSTITUTIONAL CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The section "Who Manages The Fund?" has been amended as follows:

          The Portfolios and their portfolio managers are as follows:

 BLACKROCK FUNDS PORTFOLIO                    PORTFOLIO MANAGER
 -------------------------                    -----------------
 Low Duration Bond            Robert S. Kapito; Vice Chairman of BlackRock
                              since 1988; Portfolio co-manager since its inception.

                              Scott Amero; Managing Director of BlackRock since 1990; Portfolio co-manager since its inception. Jody Kochansky; Vice President of BlackRock since 1992; Portfolio co-manager since 1995.

 Intermediate Government Bond Robert S. Kapito and Scott Amero (see above) and
                              Michael P. Lustig; Mr. Lustig has been Vice
                              President of BlackRock since 1989; Messrs.
                              Kapito, Lustig and Amero have been Portfolio co-managers since 1995.

 Intermediate Bond            Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.

 Core Bond                    Keith Anderson; Managing Director of BlackRock
                              since 1988; Portfolio manager since June 1997.

 Managed Income               Keith Anderson (see above); Portfolio manager
                              since June 1997.
 International Bond           Andrew Gordon; Portfolio manager at BlackRock
                              since 1996; responsible for non-dollar research at Barclay Investments from 1994 to 1996 and at CS First Boston from 1986 to 1994; Portfolio manager since January 1997.

 Tax-Free Income              Kevin Klingert; Portfolio manager at BlackRock
                              since 1991; prior to joining BlackRock, Assistant
                              Vice President, Merrill, Lynch, Pierce, Fenner &
                              Smith; Portfolio manager since 1995.

 Pennsylvania Tax-Free Income Kevin Klingert (see above); Portfolio manager since 1995.

 New Jersey Tax-Free Income   Kevin Klingert (see above); Portfolio manager
                              since 1995.

 Ohio Tax-Free Income         Kevin Klingert (see above); Portfolio manager
                              since 1995.

This Supplement is dated April 13, 1998.

                                                 RULE NO. 497(e)
                                                 FILE NO. 33-26305

                               BLACKROCK FUNDSSM

                       THE BOND PORTFOLIOS/SERVICE CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The section "Who Manages The Fund?" has been amended as follows:

          The Portfolios and their portfolio managers are as follows:

 BLACKROCK FUNDS PORTFOLIO                    PORTFOLIO MANAGER
 -------------------------                    -----------------

 Low Duration Bond            Robert S. Kapito; Vice Chairman of BlackRock
                              since 1988; Portfolio co-manager since its inception.

                              Scott Amero; Managing Director of BlackRock since 1990; Portfolio co-manager since its inception. Jody Kochansky; Vice President of BlackRock since 1992; Portfolio co-manager since 1995.

 Intermediate Government Bond Robert S. Kapito and Scott Amero (see above) and
                              Michael P. Lustig; Mr. Lustig has been Vice
                              President of BlackRock since 1989; Messrs.
                              Kapito, Lustig and Amero have been Portfolio co-managers since 1995.

 Intermediate Bond            Robert S. Kapito, Michael P. Lustig and Scott
                              Amero (see above); Messrs. Kapito, Lustig and
                              Amero have been Portfolio co-managers since 1995.

 Core Bond                    Keith Anderson; Managing Director of BlackRock
                              since 1988; Portfolio manager since June 1997.

 Managed Income               Keith Anderson (see above); Portfolio manager
                              since June 1997.

 International Bond           Andrew Gordon; Portfolio manager at BlackRock
                              since 1996; responsible for non-dollar research at Barclay Investments from 1994 to 1996 and at CS First Boston from 1986 to 1994; Portfolio manager since January 1997.

 Tax-Free Income              Kevin Klingert; Portfolio manager at BlackRock
                              since 1991; prior to joining BlackRock, Assistant
                              Vice President, Merrill, Lynch, Pierce, Fenner &
                              Smith; Portfolio manager since 1995.

 Pennsylvania Tax-Free Income Kevin Klingert (see above); Portfolio manager since 1995.

 New Jersey Tax-Free Income   Kevin Klingert (see above); Portfolio manager
                              since 1995.

 Ohio Tax-Free Income         Kevin Klingert (see above); Portfolio manager
                              since 1995.

This Supplement is dated April 13, 1998.

                                                            RULE NO. 497(e)
                               BLACKROCK FUNDSSM            FILE NO. 33-26305

 LOW DURATION BOND, CORE BOND AND INTERMEDIATE BOND PORTFOLIOS/BLACKROCK CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The section "Who Manages The Fund?" has been amended as follows:


                  The Portfolios and their portfolio managers are as follows:

 BLACKROCK PORTFOLIO                      PORTFOLIO MANAGER
 -------------------                      -----------------
 Low Duration Bond   Robert S. Kapito; Vice Chairman of BlackRock since 1988;
                     Portfolio co-manager since its inception.
                     Scott Amero; Managing Director of BlackRock since 1990;
                     Portfolio co-manager since its inception.
                     Jody Kochansky; Vice President of BlackRock since 1992;
                     Portfolio co-manager since 1995.
 Core Bond           Keith Anderson; Managing Director of BlackRock since 1988;
                     Portfolio manager since June 1997.
 Intermediate Bond   Robert S. Kapito (see above); Portfolio co-manager since
                     1995.
                     Michael P. Lustig; Vice President of BlackRock since 1989;
                     Portfolio co-manager since 1995.
                     Scott Amero (see above); Portfolio co-manager since 1995.

This Supplement is dated April 13, 1998.